Equity-Based Compensation	12 Months Ended
Dec. 31, 2017
Share-based Compensation [Abstract]
Equity-Based Compensation [Text Block]
Note 15 – Equity-Based Compensation
Williams’ Plan Information
On May 17, 2007, our stockholders approved The Williams Companies, Inc. 2007 Incentive Plan (the Plan) that provides common-stock-based awards to both employees and nonmanagement directors and reserved 19 million new shares for issuance. On May 20, 2010 and May 22, 2014, our stockholders approved amendments and restatements of the Plan to increase by 11 million and 10 million, respectively, the number of new shares authorized for making awards under the Plan, among other changes. The Plan permits the granting of various types of awards including, but not limited to, restricted stock units and stock options. At December 31, 2017, 26 million shares of our common stock were reserved for issuance pursuant to existing and future stock awards, of which 15 million shares were available for future grants.
Additionally, on May 17, 2007, our stockholders approved an Employee Stock Purchase Plan (ESPP) which authorized up to 2 million new shares of our common stock to be available for sale under the ESPP. On May 22, 2014, our stockholders approved an amendment and restatement of the ESPP to increase by 1.6 million the number of new shares authorized for sale under the ESPP. Employees purchased 272 thousand shares at an average price of $25.83 per share during 2017. Approximately 1.1 million shares were available for purchase under the ESPP at December 31, 2017.
Operating and maintenance expenses and Selling, general, and administrative expenses include equity-based compensation expense for the years ended December 31, 2017, 2016, and 2015 of $70 million, $53 million, and $56 million, respectively. Income tax benefit recognized related to the stock-based compensation expense for the years ended December 31, 2017, 2016, and 2015 was $17 million, $20 million, and $21 million, respectively. Measured but unrecognized stock-based compensation expense at December 31, 2017, was $61 million, comprised of $4 million related to stock options and $57 million related to restricted stock units. These amounts are expected to be recognized over a weighted-average period of 1.8 years.
Stock Options
The following summary reflects stock option activity and related information for the year ended December 31, 2017:

Stock Options	Options	Weighted- Average Exercise Price	Aggregate Intrinsic Value
	(Millions)		(Millions)
Outstanding at December 31, 2016	6.2	$31.32
Granted	1.0	$28.85
Exercised	(0.5)	$21.33
Cancelled	(0.1)	$36.75
Outstanding at December 31, 2017	6.6	$31.53	$23
Exercisable at December 31, 2017	5.1	$31.85	$19

The following table summarizes additional information related to stock option activity during each of the last three years:

	Years Ended December 31,
	2017	2016	2015
	(Millions)
Total intrinsic value of options exercised	$4	$2	$37
Tax benefits realized on options exercised	$1	$1	$13
Cash received from the exercise of options	$7	$4	$20

The weighted-average remaining contractual life for stock options outstanding and exercisable at December 31, 2017, was 5.0 years and 4.0 years, respectively.
The estimated fair value at date of grant of options for our common stock granted in each respective year, using the Black-Scholes option pricing model, is as follows:

	2017	2016	2015
Weighted-average grant date fair value of options for our common stock granted during the year, per share	$6.61	$7.90	$7.61
Weighted-average assumptions:
Dividend yield	4.2%	3.2%	4.8%
Volatility	35.1%	44.7%	27.8%
Risk-free interest rate	2.1%	1.2%	1.8%
Expected life (years)	6.0	6.0	6.0

The 2017 expected dividend yield is based on the 2017 dividend forecast and the grant-date market price of our stock. Our expected future volatility is determined using the historical volatility of our stock and implied volatility on our traded options.  Historical volatility is based on the blended 10-year historical volatility of our stock and certain peer companies.  The risk-free interest rate is based on the U.S. Treasury Constant Maturity rates as of the grant date. The expected life of the option is based on historical exercise behavior and expected future experience.
Nonvested Restricted Stock Units
The following summary reflects nonvested restricted stock unit activity and related information for the year ended December 31, 2017:

Restricted Stock Units Outstanding	Shares	Weighted- Average Fair Value (1)
	(Millions)
Nonvested at December 31, 2016	3.9	$35.19
Granted	2.0	$29.47
Forfeited	(0.8)	$39.21
Vested	(0.9)	$38.30
Nonvested at December 31, 2017	4.2	$31.02
______________

(1)
Performance-based restricted stock units are valued utilizing a Monte Carlo valuation method using measures of total shareholder return. All other restricted stock units are valued at the grant-date market price. Restricted stock units generally vest after three years.

Value of Restricted Stock Units	2017	2016	2015
Weighted-average grant date fair value of restricted stock units granted during the year, per share	$29.47	$26.51	$40.15
Total fair value of restricted stock units vested during the year ($’s in millions)	$33	$32	$42

Performance-based restricted stock units granted under the Plan represent 31 percent of nonvested restricted stock units outstanding at December 31, 2017. These grants may be earned at the end of the vesting period based on actual performance against a performance target. Based on the extent to which certain financial targets are achieved, vested shares may range from zero percent to 200 percent of the original grant amount.
WPZ’s Plan Information
During 2014, certain employees of ACMP’s general partner received equity-based compensation through ACMP’s equity-based compensation program. These awards were converted to WPZ equity-based awards in accordance with the terms of the ACMP Merger. No additional grants of restricted common units were awarded through WPZ’s equity-based compensation programs, and no additional grants are expected in the future. Equity-based compensation expense of $8 million, $20 million, and $29 million related to WPZ’s equity-based compensation program is included in Operating and maintenance expenses and Selling, general, and administrative expenses for the years ended December 31, 2017, 2016, and 2015, respectively. The total fair value of the restricted common units vested during 2017, 2016, and 2015 was $24 million, $34 million, and $5 million, respectively. As of December 31, 2017, there were 76 thousand nonvested units outstanding and $1 million of unrecognized compensation expense attributable to the outstanding awards which will be recognized in 2018.